UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     August 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $137,763 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       32    10000 SH       SOLE                    10000        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604    11438   531000 SH       SOLE                   531000        0        0
ISHARES INC                    MSCI BRAZIL      464286400     7000    10000 SH  PUT  SOLE                    10000        0        0
ISHARES TR INDEX               S&P 100 IDX FD   464287101     1476    31500 SH       SOLE                    31500        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     9080    20000 SH  CALL SOLE                    20000        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206     8789   175000 SH       SOLE                   175000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      353    67100 SH       SOLE                    67100        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    64439    40860 SH  CALL SOLE                    40860        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1623    13335 SH       SOLE                    13335        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    16812   600000 SH       SOLE                   600000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    16721   808951 SH       SOLE                   808951        0        0